Parent Company Only Condensed Financial Information - Condensed Balance Sheets (Parenthetical) (Detail) - $ / shares	Dec. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Condensed Balance Sheet Statements, Captions [Line Items]
Common Stock, par or stated value per share				$ 0.000002
Common Stock, shares authorized		25,000,000,000		25,000,000,000
Common Class A [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common Stock, par or stated value per share	$ 0.000002			$ 0.000002
Common Stock, shares authorized	20,000,000,000			0
Common Stock, shares, issued	299,797,728		250,826,100	0
Common Stock, shares, outstanding	270,054,584			0
Common Class B [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common Stock, par or stated value per share	$ 0.000002			$ 0.000002
Common Stock, shares authorized	2,500,000,000			0
Common Stock, shares, issued	54,543,800			0
Common Stock, shares, outstanding	54,543,800			0
Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common Stock, par or stated value per share	$ 0.000002			$ 0.000002
Common Stock, shares authorized	0			24,819,646,300
Common Stock, shares, issued	0			64,908,700
Common Stock, shares, outstanding	0			64,908,700
Parent Company [Member] | Common Class A [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common Stock, par or stated value per share	$ 0.000002			$ 0.000002
Common Stock, shares authorized	20,000,000,000			0
Common Stock, shares, issued	299,797,728			0
Common Stock, shares, outstanding	270,054,584			0
Parent Company [Member] | Common Class B [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common Stock, par or stated value per share	$ 0.000002			$ 0.000002
Common Stock, shares authorized	2,500,000,000			0
Common Stock, shares, issued	54,543,800			0
Common Stock, shares, outstanding	54,543,800			0